Inventory - Description Of Detailed Information About Inventories Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory [Abstract]
Heap leach ore (current and non-current)	$ 158,598	$ 127,077
Less: Non-current portion of heap leach ore	(141,578)	(100,543)
Current portion of heap leach ore	17,020	26,534
Stockpiles	9,776
Work-in-process	6,366	5,475
Supplies	12,329	10,005
Finished goods	771	931
Current inventory	$ 46,262	$ 42,945